Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000241788
Shareholder Report [Line Items]
Fund Name	Beacon Selective Risk ETF
Trading Symbol	BSR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingetfs.com/beacon-selective-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,362,707
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 92,620
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,362,707
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$92,620
Portfolio Turnover	65%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Bond ETF	13.4%
Vanguard Real Estate ETF	9.6%
Vanguard Financials ETF	9.6%
Vanguard Consumer Staples ETF	9.5%
Vanguard Utilities ETF	9.2%
Vanguard Communication Services ETF	9.0%
Vanguard Industrials ETF	9.0%
Vanguard Information Technology ETF	8.5%
Vanguard Consumer Discretionary ETF	8.5%
Vanguard Intermediate-Term Bond ETF	6.8%

C000241789
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Risk ETF
Trading Symbol	BTR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingetfs.com/beacon-tactical-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,436,652
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 52,417
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,436,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$52,417
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Financials ETF	10.2%
Vanguard Utilities ETF	10.0%
Vanguard Communication Services ETF	9.8%
Vanguard Consumer Discretionary ETF	9.3%
Vanguard Industrials ETF	9.1%
Vanguard Information Technology ETF	9.1%
Vanguard Consumer Staples ETF	9.0%
Vanguard Real Estate ETF	8.5%
Vanguard Energy ETF	8.3%
Vanguard Materials ETF	8.3%